Equity and Warrants - Common Shares Outstanding and Common Stock Equivalents (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Jul. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Issued and outstanding common shares	87,355,733	75,519,151
Earnout common shares (Note 1 and Note 8)	4,099,999	6,150,000
Total common shares issued and outstanding	91,455,732	81,669,151	21,562,100	34,197,822
Common shares reserved for future issuance:
Total shares of common stock outstanding and reserved for future issuance	116,179,876	116,128,488
Restricted stock
Common shares reserved for future issuance:
Total shares of common stock outstanding and reserved for future issuance		166,762
Restricted stock units
Common shares reserved for future issuance:
Total shares of common stock outstanding and reserved for future issuance	1,282,327	2,415,140
2020 Equity Plan
Common shares reserved for future issuance:
Total shares of common stock outstanding and reserved for future issuance	11,005,115	11,137,824
Employee awards | Common stock options outstanding
Common shares reserved for future issuance:
Total shares of common stock outstanding and reserved for future issuance	6,199,325
Public Warrants
Common shares reserved for future issuance:
Total shares of common stock outstanding and reserved for future issuance	537,377	8,625,000
Private Warrants
Common shares reserved for future issuance:
Total shares of common stock outstanding and reserved for future issuance	5,700,000	5,700,000